Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits expense [Abstract]
Employee benefit expenses
2023 2022
Wages and salaries $ 340,910 $ 278,980
Statutory and company benefits 63,657 52,247
Expenses related to defined benefit plans [note 26] 5,572 5,656
Expenses related to defined contribution plans [note 26] 18,644 15,189
Equity-settled share-based compensation [note 25] 8,152 6,859
Cash-settled share-based compensation [note 25] 59,225 24,369
Total $ 496,160 $ 383,300